ALLIANCE/REGENT SECTOR OPPORTUNITY FUND


ANNUAL REPORT
AUGUST 31, 1998



LETTER TO SHAREHOLDERS                  ALLIANCE/REGENT SECTOR OPPORTUNITY FUND
_______________________________________________________________________________

October 28, 1998

Dear Shareholder:

This past summer we informed you of Alliance's determination that it would be in the shareholders' best interests to dissolve the Alliance/Regent Sector Opportunity Fund. In our letter dated July 17, 1998, we advised you that the Fund had been unable to grow to an asset size sufficient to maintain a competitive expense ratio, that there was little prospect for growing the Fund in the foreseeable future, and that the Fund's relatively small asset size made its continued operation unfeasible. We therefore encouraged shareholders to exchange or redeem their shares as soon as possible. We noted that all shareholders had the opportunity to exchange out of the Fund and into one of Alliance's other mutual funds with no sales charge. We also noted that, of course, shareholders had the option to redeem their shares for cash and to invest in other investment vehicles.

Since our July letter, almost all of the shareholders of the Fund have either redeemed their shares or exchanged into other Alliance funds. Only a few shareholders, including yourself, have yet to take action. Subsequent to the Fund's fiscal year end, your Fund moved almost entirely to a cash position. Because of the Fund's extremely small current asset size, presently $1.8 million, and because of the Fund's need to remain in cash in order to satisfy continuing redemption requests, it is very important for you to take action on your investment now. It will be necessary for the Fund to continue to maintain its portfolio in cash to satisfy redemptions, and therefore the Fund will be unable to take advantage of equity investment opportunities. Please feel free to contact Alliance Fund Services, Inc. at 1-(800) 221-5672 if you have any questions or if we can assist you in any way with your investment. Thank you.

Sincerely yours,

Alliance Capital Management


SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, GUARANTEED OR ENDORSED BY, ANY BANK; FURTHER, SUCH SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.


1


INVESTMENT OBJECTIVE AND POLICIES       ALLIANCE/REGENT SECTOR OPPORTUNITY FUND
_______________________________________________________________________________

Alliance/Regent Sector Opportunity Fund seeks long-term growth of capital through investment in U.S. equity securities. The Fund utilizes a "top down" investment approach focusing on economic analysis to determine portfolio allocation among market sectors and industries, and pursues its objective by investing in a diversified portfolio of securities of U.S. issuers that have a market capitalization of at least one billion dollars.

INVESTMENT RESULTS
_______________________________________________________________________________

NAV AND SEC AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 1998

CLASS A SHARES
                               WITHOUT         WITH
                             SALES CHARGE   SALES CHARGE
                             ------------   ------------
One Year                        13.70%          8.86%
Since Inception*                20.86%         17.85%

CLASS B SHARES
                               WITHOUT         WITH
                             SALES CHARGE   SALES CHARGE
                             ------------   ------------
One Year                        12.90%          8.90%
Since Inception*                20.13%         18.58%

CLASS C SHARES
                               WITHOUT         WITH
                             SALES CHARGE   SALES CHARGE
                             ------------   ------------
Since Inception*                20.13%         20.13%


SEC AVERAGE ANNUAL TOTAL RETURNS AS OF THE MOST RECENT QUARTER-END
(JUNE 30, 1998)
                               CLASS A         CLASS B       CLASS C
                               -------         -------       -------
One Year                        29.55%         30.48%         33.40%
Since Inception*                29.92%         31.20%         32.82%


The Fund's investment results represent average annual total returns. The NAV and SEC returns reflect reinvestment of dividends and/or capital gains distributions in additional shares without (NAV) and with (SEC) the effect of the 4.25% maximum front-end sales charge for Class A or applicable contingent deferred sales charge for Class B (4% year 1, 3% year 2, 2% year 3, 1% year 4); and for Class C shares (1% year 1). Returns for Class A shares do not reflect the imposition of the 1 year 1% contingent deferred sales charge for accounts over $1,000,000. Total return for Advisor Class shares will differ due to different expenses associated with that class.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


*    Inception: 12/16/96 for all share classes.


2


                                        ALLIANCE/REGENT SECTOR OPPORTUNITY FUND
_______________________________________________________________________________

ALLIANCE/REGENT SECTOR OPPORTUNITY FUND
GROWTH OF A $10,000 INVESTMENT
12/31/96* TO 8/31/98


$14,000
$13,000
$12,000
$11,000
$10,000
$9,000

ALLIANCE/REGENT SECTOR OPPORTUNITY FUND CLASS A: $13,397
S&P500: $13,288

12/31/96   8/31/97   8/31/98


This chart illustrates the total value of an assumed $10,000 investment in Alliance/Regent Sector Opportunity Fund Class A shares (from 12/31/96 to 8/31/98) as compared to the performance of an appropriate broad-based index. The chart reflects the deduction of the maximum 4.25% sales charge from the initial $10,000 investment in the Fund and assumes the reinvestment of dividends and capital gains. Performance for Class B, Class C and Advisor Class shares will vary from the results shown above due to differences in expenses charged to those classes. Past performance is not indicative of future results, and is not representative of future gain or loss in capital value or dividend income.

The unmanaged Standard &Poor's 500 Stock Index includes 500 U.S. stocks and is a common measure of the performance of the overall U.S. stock market.

When comparing Alliance/Regent Sector Opportunity Fund to the index shown above, you should note that no charges or expenses are reflected in the performance of the index.


Alliance/Regent Sector Opportunity Fund
Standard & Poor's 500 Stock Index


*    Month-end nearest to Fund's inception date of 12/16/96.


3


TEN LARGEST HOLDINGS
AUGUST 31, 1998                         ALLIANCE/REGENT SECTOR OPPORTUNITY FUND
_______________________________________________________________________________

                                                                     PERCENT OF
COMPANY                                               VALUE          NET ASSETS
-------------------------------------------------------------------------------
Cisco Systems, Inc.                                  $ 45,031              2.1%
Tyco International, Ltd.                               44,400              2.1
First Union Corp.                                      43,650              2.0
Home Depot, Inc.                                       42,350              2.0
Bristol-Myers Squibb Co.                               39,150              1.8
Philip Morris Cos., Inc.                               37,406              1.8
United Technologies Corp.                              36,281              1.7
Merck & Co., Inc.                                      34,781              1.6
NationsBank Corp.                                      34,200              1.6
General Electric Co.                                   32,000              1.5
                                                     $389,249             18.2%


MAJOR PORTFOLIO CHANGES
SIX MONTHS ENDED AUGUST 31, 1998
_______________________________________________________________________________

                                                             SHARES*
                                                                      HOLDINGS
PURCHASES                                              BOUGHT          8/31/98
-------------------------------------------------------------------------------
Associates First Capital Corp. Cl.A                       250              250
Guidant Corp.                                             200              200
H.F. Ahmanson & Co.                                       500              500

                                                                      HOLDINGS
SALES                                                    SOLD          8/31/98
-------------------------------------------------------------------------------
Ameritech Corp.                                         7,000              600
Bell Atlantic Corp.                                     3,400               -0-
Dell Computer Corp.                                     1,100              300
General Electric Co.                                    6,100              400
Home Depot, Inc.                                        5,700            1,100
Merck & Co., Inc.                                       2,800              300
Microsoft Corp.                                         4,500              300
Pfizer, Inc.                                            2,900              200
Travelers Group, Inc.                                   5,400              600
Tyco International, Ltd.                                5,100              800


*    Adjusted for stock splits.


4


PORTFOLIO OF INVESTMENTS
AUGUST 31, 1998                         ALLIANCE/REGENT SECTOR OPPORTUNITY FUND
_______________________________________________________________________________




COMPANY                                          SHARES            VALUE
-------------------------------------------------------------------------
COMMON STOCKS-51.8%
FINANCE-11.2%
BANKING - MONEY CENTER-2.1%
BankAmerica Corp.                                   300       $   19,219
Chase Manhattan Corp.                               500           26,500
                                                             ------------
                                                                  45,719

BANKING - REGIONAL-5.1%
First Union Corp.                                   900           43,650
Mellon Bank Corp.                                   600           31,200
NationsBank Corp.                                   600           34,200
                                                             ------------
                                                                 109,050

INSURANCE-1.2%
Travelers Group, Inc.                               600           26,625

MORTGAGE BANKING-1.3%
H.F. Ahmanson & Co.                                 500           26,656

MISCELLANEOUS-1.5%
Associates First Capital Corp. Cl.A                 250           14,781
MBNA Corp.                                          750           17,625
                                                             ------------
                                                                  32,406
                                                             ------------
                                                                 240,456

TECHNOLOGY-10.4%
COMMUNICATIONS EQUIPMENT-0.8%
Lucent Technologies, Inc.                           100            7,088
Northern Telecom, Ltd.                              200            9,550
                                                             ------------
                                                                  16,638

COMPUTER HARDWARE-2.5%
Compaq Computer Corp.                               800           22,350
Dell Computer Corp. (a)                             300           30,000
                                                             ------------
                                                                  52,350

COMPUTER SOFTWARE-4.0%
Computer Associates International, Inc.             350            9,450
HBO & Co.                                         1,200           25,500
Microsoft Corp. (a)                                 300           28,781
PeopleSoft, Inc. (a)                                800           22,500
                                                             ------------
                                                                  86,231

NETWORKING SOFTWARE-2.1%
Cisco Systems, Inc. (a)                             550           45,031

SEMI-CONDUCTOR COMPONENTS-1.0%
Intel Corp.                                         300           21,356
                                                             ------------
                                                                 221,606

CONSUMER SERVICES-6.5%
AIRLINES-0.9%
Delta Air Lines, Inc.                               200           20,400

BROADCASTING & CABLE-1.0%
Cox Communications, Inc. Cl.A (a)                   500           21,000

PRINTING & PUBLISHING-0.7%
New York Times Co. Cl.A                             500           14,500

RETAIL - GENERAL MERCHANDISE-3.9%
Dayton Hudson Corp.                                 800           28,800
Federated Department Stores, Inc. (a)               300           13,069
Home Depot, Inc.                                  1,100           42,350
                                                             ------------
                                                                  84,219

                                                             ------------
                                                                 140,119

HEALTH CARE-6.2%
DRUGS-4.3%
Bristol-Myers Squibb Co.                            400           39,150
Merck & Co., Inc.                                   300           34,781
Pfizer, Inc.                                        200           18,600
                                                             ------------
                                                                  92,531

MEDICAL PRODUCTS-1.5%
Guidant Corp.                                       200           12,350
Medtronic, Inc.                                     400           20,550
                                                             ------------
                                                                  32,900


5


PORTFOLIO OF INVESTMENTS (CONTINUED)

                                        ALLIANCE/REGENT SECTOR OPPORTUNITY FUND
_______________________________________________________________________________

COMPANY                                          SHARES            VALUE
-------------------------------------------------------------------------
MEDICAL SERVICES-0.4%
United Healthcare Corp.                             200       $    7,225
                                                             ------------
                                                                 132,656

CAPITAL GOODS-5.7%
ELECTRICAL EQUIPMENT-2.7%
General Electric Co.                                400           32,000
Johnson Controls, Inc.                              600           25,688
                                                             ------------
                                                                  57,688

MISCELLANEOUS-3.0%
Allied-Signal, Inc.                                 800           27,450
United Technologies Corp.                           500           36,281
                                                             ------------
                                                                  63,731
                                                             ------------
                                                                 121,419

CONSUMER STAPLES-3.9%
COSMETICS-1.5%
Avon Products, Inc.                                 500           31,438

HOUSEHOLD PRODUCTS-0.7%
Colgate-Palmolive Co.                               200           14,425

TOBACCO-1.7%
Philip Morris Cos., Inc.                            900           37,406
                                                             ------------
                                                                  83,269

ENERGY-2.2%
INTERNATIONAL-0.8%
Texaco, Inc.                                        300           16,669

OIL SERVICE-0.8%
Baker Hughes, Inc.                                  500            9,125
Schlumberger, Ltd.                                  200            8,762
                                                             ------------
                                                                  17,887

PIPELINES-0.6%
Enron Corp.                                         300           12,694
                                                             ------------
                                                                  47,250

                                                SHARES OR
                                                PRINCIPAL
                                                  AMOUNT
COMPANY                                            (000)           VALUE
-------------------------------------------------------------------------
MULTI-INDUSTRY COMPANY-2.1%
Tyco International, Ltd.                            800       $   44,400

UTILITIES-1.9%
ELECTRIC & GAS UTILITY-0.6%
Texas Utilities Co.                                 300           12,750

TELEPHONE UTILITY-1.3%
Ameritech Corp.                                     600           28,275
                                                             ------------
                                                                  41,025

TRANSPORTATION-1.1%
AIR FREIGHT-0.7%
FDX Corp. (a)                                       300           15,019

RAILROAD-0.4%
Burlington Northern Santa Fe Corp.                  100            9,306
                                                             ------------
                                                                  24,325

CONSUMER MANUFACTURING-0.6%
AUTO & RELATED-0.6%
Ford Motor Co.                                      300           13,200

Total Common Stocks (cost $1,173,450)                          1,109,725

TIME DEPOSIT-58.4%
State Street Cayman Islands
  5.25%, 9/01/98
  (amortized cost $1,250,000)                    $1,250        1,250,000

TOTAL INVESTMENTS-110.2%
  (cost $2,423,450)                                            2,359,725
Other assets less liabilities-(10.2%)                           (218,217)

NET ASSETS-100%                                               $2,141,508


(a)  Non-income producing security.

     See notes to financial statements.


6


STATEMENT OF ASSETS AND LIABILITIES
AUGUST 31, 1998                         ALLIANCE/REGENT SECTOR OPPORTUNITY FUND
_______________________________________________________________________________

ASSETS
  Investments in securities, at value (cost $2,423,450)             $2,359,725
  Cash                                                                     274
  Deferred organization expenses                                       164,517
  Dividends and interest receivable                                      3,483
  Receivable due from Adviser                                            2,335
  Total assets                                                       2,530,334

LIABILITIES
  Organization expense payable                                         220,308
  Payable for capital stock redeemed                                    82,264
  Distribution fee payable                                               2,084
  Accrued expenses                                                      84,170
  Total liabilities                                                    388,826

NET ASSETS                                                          $2,141,508

COMPOSITION OF NET ASSETS
  Capital stock, at par                                                   $159
  Additional paid-in capital                                          (740,988)
  Undistributed net investment income                                    3,620
  Accumulated net realized gain on investment transactions           2,942,442
  Net unrealized depreciation of investments                           (63,725)
                                                                    $2,141,508

CALCULATION OF MAXIMUM OFFERING PRICE
  CLASS A SHARES
  Net asset value and redemption price per share
    ($78,225/5,749 shares of capital stock issued
    and outstanding)                                                    $13.61
  Sales charge--4.25% of public offering price                             .60
  Maximum offering price                                                $14.21

  CLASS B SHARES
  Net asset value and offering price per share
    ($1,718,637/127,549 shares of capital stock issued
    and outstanding)                                                    $13.47

  CLASS C SHARES
  Net asset value and offering price per share
    ($205,975/15,295 shares of capital stock issued
    and outstanding)
                                              $13.47

  ADVISOR CLASS SHARES
  Net asset value, redemption and offering price per share
    ($138,671/10,149 shares of capital stock issued
    and outstanding)
                                              $13.66


See notes to financial statements.


7


STATEMENT OF OPERATIONS
YEAR ENDED AUGUST 31, 1998              ALLIANCE/REGENT SECTOR OPPORTUNITY FUND
_______________________________________________________________________________

INVESTMENT INCOME
  Dividends (net of foreign taxes withheld of $72)   $ 101,060
  Interest                                              11,326      $  112,386

EXPENSES
  Advisory fee                                          63,218
  Distribution fee - Class A                             2,607
  Distribution fee - Class B                            26,413
  Distribution fee - Class C                             3,814
  Administrative                                       122,000
  Custodian                                             97,403
  Amortization of organization expenses                 51,252
  Audit and legal                                       39,033
  Registration                                          33,738
  Printing                                              30,078
  Directors' fees                                       24,000
  Transfer agency                                       22,575
  Miscellaneous                                            380
  Total expenses                                       516,511
  Less: expenses waived and reimbursed
    by Adviser (see Note B)                           (256,092)
  Net expenses                                                         260,419
  Net investment loss                                                 (148,033)

REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
  Net realized gain on investment transactions                       3,128,104
  Net change in unrealized appreciation of investments              (1,048,688)
  Net gain on investments                                            2,079,416

NET INCREASE IN NET ASSETS FROM OPERATIONS                          $1,931,383


See notes to financial statements.


8


STATEMENT OF CHANGES IN NET ASSETS      ALLIANCE/REGENT SECTOR OPPORTUNITY FUND
_______________________________________________________________________________

                                             YEAR ENDED        DEC. 16, 1996(A)
                                              AUGUST 31,              TO
                                               1998            AUGUST 31, 1997
                                          ----------------     ----------------


INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
  Net investment loss                         $  (148,033)         $   (75,149)
  Net realized gain on
    investment transactions                     3,128,104              164,809
  Net change in unrealized
    appreciation of investments                (1,048,688)             984,963
  Net increase in net assets
    from operations                             1,931,383            1,074,623

DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net realized gain on investments
    Class A                                       (13,835)                  -0-
    Class B                                       (40,054)                  -0-
    Class C                                        (5,448)                  -0-
    Advisor Class                                 (71,572)                  -0-

CAPITAL STOCK TRANSACTIONS
  Net increase (decrease)                      (6,992,568)           6,158,679
  Total increase (decrease)                    (5,192,094)           7,233,302

NET ASSETS
  Beginning of period                           7,333,602              100,300
  End of period (including undistributed
    net investment income of $3,620 and
    $2,935, respectively)                     $ 2,141,508          $ 7,333,602


(a)  Commencement of operations.

     See notes to financial statements.


9


NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 1998                         ALLIANCE/REGENT SECTOR OPPORTUNITY FUND
_______________________________________________________________________________

NOTE A: SIGNIFICANT ACCOUNTING POLICIES
Alliance/Regent Sector Opportunity Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. Prior to commencement of operations on December 16, 1996, the Fund had no operations other than the sale to Alliance Capital Management L.P. (the "Adviser") of 10 shares each of Class A, Class B and Class C and 10,000 shares of Advisor Class for the aggregate amount of $100 each on Class A, Class B and Class C shares and $100,000 on the Advisor Class shares on October 7, 1996. The Fund offers Class A, Class B, Class C and Advisor Class shares. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase will be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 4% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. Advisor Class shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. Advisor Class shares are offered to investors participating in fee based programs and to certain retirement plan accounts. All four classes of shares have identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund.

1. SECURITY VALUATION
Portfolio securities traded on a national securities exchange are generally valued at the last reported sales price or if no sale occurred, at the mean of the closing bid and asked prices on that day. Securities traded in the over-the-counter market, including securities traded on a national securities exchange whose primary market is believed to be over-the-counter, are valued at the mean of the current bid and asked prices. Readily marketable debt securities are valued at the last sale price. Securities which mature in 60 days or less are valued at amortized cost, unless this method does not represent fair value. Securities for which current market quotations are not readily available are valued at their fair value as determined in good faith by, or in accordance with procedures adopted by, the Board of Directors. Fixed income securities may be valued on the basis of prices obtained from a pricing service when such prices are believed to reflect the fair market value of such securities.

2. ORGANIZATION EXPENSES
Organization expenses of approximately $258,000 have been deferred and are being amortized on a straight-line basis through December, 2001.

3. INVESTMENT INCOME AND INVESTMENT TRANSACTIONS
Interest income is accrued daily. Dividend income is recorded on ex-dividend date. Investment transactions are accounted for on the date securities are purchased or sold. The Fund accretes discount as adjustment to interest income. Investment gains and losses are determined on the identified cost basis.

4. TAXES
It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to its shareholders. Therefore, no provisions for federal income or excise taxes are required.

5. INCOME AND EXPENSES
All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except that the Fund's Class B and Class C shares bear higher distribution and transfer agent fees than Class A shares and the Advisory Class shares have no distribution fees.


10


                                        ALLIANCE/REGENT SECTOR OPPORTUNITY FUND
_______________________________________________________________________________

6. DIVIDENDS AND DISTRIBUTIONS
Dividends and distributions to shareholders are recorded on the ex-dividend date.

Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with generally accepted accounting principles. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences, do not require such reclassification. During the current fiscal year, permanent differences, primarily due to a net operating loss, resulted in a net decrease in accumulated net investment loss and a corresponding decrease in accumulated net realized gains on investment transactions. This reclassification had no effect on net assets.


NOTE B: ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Under the terms of an investment advisory agreement, the Fund pays Alliance Capital Management L.P. (the "Adviser") an advisory fee at an annual rate of
 .75% of the Fund's average daily net assets. Such fee is accrued daily and paid monthly. As of January 13, 1997, the Adviser has agreed to voluntarily waive its fees and bear certain expenses so that total expenses do not exceed on an annual basis 3.00%, 3.70%, 3.70% and 2.70% of average net assets, respectively, for the Class A, Class B, Class C and Advisor Class shares. For the year ended August 31, 1998, such waiver and reimbursement amounted to $116,092.

Pursuant to the advisory agreement, the Adviser provides certain legal and accounting services for the Fund. For the year ended August 31, 1998, the Adviser voluntarily agreed to waive its fees in the amount of $122,000 for such services.

The Fund compensates Alliance Fund Services, Inc. a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. For the year ended August 31, 1998 the transfer agent agreed to waive fees of $18,000 for such services.

Alliance Fund Distributors, Inc., (the "Distributor"), a wholly-owned subsidiary of the Adviser, serves as the Distributor of the Fund's shares. The Distributor received front-end sales charges of $30,402 and $138 in contingent deferred sales charges imposed upon redemptions by shareholders of Class B and Class C shares for the year ended August 31, 1998.

Brokerage commissions paid on investment transactions for the year ended August 31, 1998, amounted to $12,051, none of which was paid to Donaldson, Lufkin & Jenrette Securities Corp., an affiliate of the Adviser.


NOTE C: DISTRIBUTION SERVICES AGREEMENT
The Fund has adopted a Distribution Services Agreement (the "Agreement") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Fund pays a distribution fee to the Distributor at an annual rate of up to .30% of the Fund's average daily net assets attributable to Class A shares and 1% of the average daily net assets attributable to both Class B and Class C shares. There is no distribution fee on the Advisor Class shares. Such fee is accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Distributor has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amount of $436,975 and $84,918, for Class B and C shares, respectively; such costs may be recovered from the Fund in future periods so long as the Agreement is in effect. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund's shares.


11


NOTES TO FINANCIAL STATEMENTS
(CONTINUED)                             ALLIANCE/REGENT SECTOR OPPORTUNITY FUND
_______________________________________________________________________________

NOTE D: INVESTMENT TRANSACTIONS
Purchases and sales of investment securities (excluding short-term investments and U.S. government securities) aggregated $4,615,062 and $12,840,300, respectively, for the year ended August 31, 1998. There were no purchases or sales of U.S. government or government agency obligations for the year ended August 31, 1998.

At August 31, 1998, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation of investments was $85,661 and gross unrealized depreciation of investments was $149,386 resulting in net unrealized depreciation of $63,725.


NOTE E: CAPITAL STOCK
There are 12,000,000,000 shares of $.001 par value capital stock authorized, divided into four classes, designated Class A, Class B, Class C and Advisor Class shares. Each class consists of 3,000,000,000 authorized shares. Transactions in capital stock were as follows:

                              SHARES                         AMOUNT
                    ---------------------------  ------------------------------
                                   DECEMBER 16,                    DECEMBER 16,
                                     1996(A)                         1996(A)
                       YEAR ENDED       TO        YEAR ENDED            TO
                       AUGUST 31,   AUGUST 31,    AUGUST 31,        AUGUST 31,
                          1998         1997          1998              1997
                     ------------  ------------  --------------  --------------
CLASS A
Shares sold               10,495        67,868    $    134,361     $   691,960
Shares issued in
  reinvestment of
  distributions            1,113            -0-         13,715              -0-
Shares redeemed          (70,196)       (3,541)     (1,024,838)        (40,439)
Net increase
  (decrease)             (58,588)       64,327    $   (876,762)    $   651,521

CLASS B
Shares sold               29,379       200,255    $    388,611     $ 2,105,855
Shares issued in
  reinvestment of
  distributions            1,272            -0-         15,609              -0-
Shares redeemed          (99,951)       (3,416)     (1,505,655)        (41,258)
Net increase
  (decrease)             (69,300)      196,839    $ (1,101,435)    $ 2,064,597

CLASS C
Shares sold               14,002        18,204    $    179,778     $   191,273
Shares issued in
  reinvestment of
  distributions              401            -0-          4,923              -0-
Shares redeemed          (17,092)         (230)       (252,736)         (2,537)
Net increase
  (decrease)              (2,689)       17,974    $    (68,035)    $   188,736

ADVISOR CLASS
Shares sold               79,188       314,221    $    999,501     $ 3,256,599
Shares issued in
  reinvestment of
  distributions            5,631            -0-         69,601              -0-
Shares redeemed         (398,668)         (223)     (6,015,438)         (2,774)
Net increase
  (decrease)            (313,849)      313,998    $ (4,946,336)    $ 3,253,825


(a)  Commencement of operations.


12


                                        ALLIANCE/REGENT SECTOR OPPORTUNITY FUND
_______________________________________________________________________________

NOTE F: BANK BORROWING
A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $750 million revolving credit facility (the "Facility") to provide short-term financing if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in the miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the year ended August 31, 1998.


13


FINANCIAL HIGHLIGHTS                    ALLIANCE/REGENT SECTOR OPPORTUNITY FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

                                                         CLASS A
                                             ---------------------------------
                                                                  DECEMBER 16,
                                                                    1996(A)
                                                YEAR ENDED            TO
                                                 AUGUST 31,        AUGUST 31,
                                                   1998              1997
                                              -------------      -------------
Net asset value, beginning of period              $12.16            $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment loss (b)                             (.24)             (.21)
Net realized and unrealized gain on
  investment transactions                           1.89              2.37
Net increase in net asset value from
  operations                                        1.65              2.16

LESS: DISTRIBUTIONS
Distributions from net realized gains               (.20)               -0-
Net asset value, end of period                    $13.61            $12.16

TOTAL RETURN
Total investment return based on net
  asset value (c)                                  13.70%            21.60%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)            $78              $783
Ratios to average net assets of:
  Expenses, under current cap (d)                   3.00%             3.00%(e)
  Expenses, net of waivers/reimbursements (f)       3.00%             4.13%(e)
  Net investment loss                              (1.69)%           (2.51)%(e)
Portfolio turnover rate                               58%               27%


See footnote summary on page 17.


14


                                        ALLIANCE/REGENT SECTOR OPPORTUNITY FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

                                                         CLASS B
                                             ---------------------------------
                                                                  DECEMBER 16,
                                                                    1996(A)
                                                YEAR ENDED            TO
                                                 AUGUST 31,        AUGUST 31,
                                                   1998              1997
                                              -------------      -------------
Net asset value, beginning of period              $12.12            $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment loss (b)                             (.32)             (.18)
Net realized and unrealized gain on
  investment transactions                           1.87              2.30
Net increase in net asset value from
  operations                                        1.55              2.12

LESS: DISTRIBUTIONS
Distributions from net realized gains               (.20)               -0-
Net asset value, end of period                    $13.47            $12.12

TOTAL RETURN
Total investment return based on net
  asset value (c)                                  12.90%            21.20%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)         $1,719            $2,386
Ratios to average net assets of:
  Expenses, under current cap (d)                   3.70%             3.70%(e)
  Expenses, net of waivers/reimbursements (f)       3.70%             3.70%(e)
  Net investment loss                              (2.33)%           (2.15)%(e)
Portfolio turnover rate                               58%               27%


See footnote summary on page 17.


15


FINANCIAL HIGHLIGHTS (CONTINUED)        ALLIANCE/REGENT SECTOR OPPORTUNITY FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

                                                         CLASS C
                                             ---------------------------------
                                                                  DECEMBER 16,
                                                                    1996(A)
                                                YEAR ENDED            TO
                                                 AUGUST 31,        AUGUST 31,
                                                   1998              1997
                                              -------------      -------------
Net asset value, beginning of period              $12.12            $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment loss (b)                             (.33)             (.19)
Net realized and unrealized gain on
  investment transactions                           1.88              2.31
Net increase in net asset value from
  operations                                        1.55              2.12

LESS: DISTRIBUTIONS
Distributions from net realized gains               (.20)               -0-
Net asset value, end of period                    $13.47            $12.12

TOTAL RETURN
Total investment return based on net
  asset value (c)                                  12.90%            21.20%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)           $206              $218
Ratios to average net assets of:
  Expenses, under current cap (d)                   3.70%             3.70%(e)
  Expenses, net of waivers/reimbursements (f)       3.70%             3.70%(e)
  Net investment loss                              (2.33)%           (2.24)%(e)
Portfolio turnover rate                               58%               27%


See footnote summary on page 17.


16


                                        ALLIANCE/REGENT SECTOR OPPORTUNITY FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

                                                         ADVISOR CLASS
                                             ---------------------------------
                                                                  DECEMBER 16,
                                                                    1996(A)
                                                YEAR ENDED            TO
                                                 AUGUST 31,        AUGUST 31,
                                                   1998              1997
                                              -------------      -------------
Net asset value, beginning of period              $12.18            $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment loss (b)                             (.19)             (.19)
Net realized and unrealized gain on
  investment transactions                           1.87              2.37
Net increase in net asset value from
  operations                                        1.68              2.18

LESS: DISTRIBUTIONS
Distributions from net realized gains               (.20)               -0-
Net asset value, end of period                    $13.66            $12.18

TOTAL RETURN
Total investment return based on net
  asset value (c)                                  13.92%            21.80%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)           $139            $3,947
Ratios to average net assets of:
  Expenses, under current cap (d)                   2.70%             2.70%(e)
  Expenses, net of waivers/reimbursements (f)       2.70%             3.82%(e)
  Net investment loss                              (1.39)%           (2.19)%(e)
Portfolio turnover rate                               58%               27%


(a)  Commencement of operations.

(b)  Based on average shares outstanding.

(c) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.

(d)  Expense cap in effect as of January 13, 1997.

(e)  Annualized.

(f) Net of expenses waived/reimbursed by the Adviser. Absent such waivers/reimbursements the expense ratios would have been 6.05% and 11.77% for Class A, 6.75% and 10.52% for Class B, 6.72% and 9.99% for Class C and 5.73% and 11.16% for Advisor Class for the year ended August 31, 1998 and the period December 16, 1996 to August 31, 1997.


17


REPORT OF ERNST & YOUNG LLP
INDEPENDENT AUDITORS                    ALLIANCE/REGENT SECTOR OPPORTUNITY FUND
_______________________________________________________________________________

TO THE SHAREHOLDERS AND BOARD OF DIRECTORS
ALLIANCE/REGENT SECTOR OPPORTUNITY FUND, INC.

We have audited the accompanying statement of assets and liabilities of Alliance/Regent Sector Opportunity Fund, Inc., including the portfolio of investments, as of August 31, 1998, and the related statement of operations for the year then ended and the statement of changes in net assets and financial highlights for the year then ended and for the period from December 16, 1996 (commencement of operations) to August 31, 1997. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 1998, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Alliance/Regent Sector Opportunity Fund, Inc. at August 31, 1998, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for the year then ended and for the period from December 16, 1996 to August 31, 1997, in conformity with generally accepted accounting principles.


New York, New York
October 12, 1998


18


                                        ALLIANCE/REGENT SECTOR OPPORTUNITY FUND
_______________________________________________________________________________

BOARD OF DIRECTORS
JOHN D. CARIFA, CHAIRMAN
RUTH BLOCK (1)
DAVID H. DIEVLER (1)
JOHN H. DOBKIN (1)
WILLIAM H. FOULK, JR. (1)
JAMES M. HESTER (1)
CLIFFORD L. MICHEL (1)
DONALD J. ROBINSON (1)

OFFICERS
KATHLEEN A. CORBET, SENIOR VICE PRESIDENT
EUGENE J. LANCARIC, SENIOR VICE PRESIDENT
THOMAS BARDONG, VICE PRESIDENT
CHRISTOPHER R. THOMPSON, VICE PRESIDENT
DANIEL V. PANKER, VICE PRESIDENT
EDMUND P. BERGAN, JR., SECRETARY
MARK D. GERSTEN, TREASURER & CHIEF FINANCIAL OFFICER
VINCENT S. NOTO, CONTROLLER

CUSTODIAN
STATE STREET BANK AND TRUST COMPANY
225 Franklin Street
Boston, MA 02110

INDEPENDENT AUDITORS
ERNST & YOUNG LLP
787 Seventh Avenue
New York, NY 10019

PRINCIPAL UNDERWRITER
ALLIANCE FUND DISTRIBUTORS, INC.
1345 Avenue of the Americas
New York, NY 10105

TRANSFER AGENT
ALLIANCE FUND SERVICES, INC.
P.O. Box 1520
Secaucus, NJ 07096-1520
Toll-free 1-(800) 221-5672

LEGAL COUNSEL
SEWARD & KISSEL
One Battery Park Plaza
New York, NY 10004


(1)  Member of the audit committee.

     Distribution of this report other than to shareholders must be preceded or accompanied by the Fund's current prospectus, which contains further information about the Fund.

R    These registered service marks used under license from the owner, Alliance
Capital Management L.P.


19


THE ALLIANCE FAMILY OF MUTUAL FUNDS
_______________________________________________________________________________

FIXED INCOME
Alliance Bond Fund
    U.S. Government Portfolio
    Corporate Bond Portfolio
Alliance Global Dollar Government Fund
Alliance Global Strategic Income Trust
Alliance High Yield Fund
Alliance Mortgage Securities Income Fund
Alliance Limited Maturity Government Fund
Alliance Multi-Market Strategy Trust
Alliance North American Government Income Trust
Alliance Short-Term Multi-Market Trust
Alliance Short-Term U.S. Government Fund
Alliance World Income Trust

TAX-FREE INCOME
Alliance Municipal Income Fund
    California Portfolio
    Insured California Portfolio
    Insured National Portfolio
    National Portfolio
    New York Portfolio
Alliance Municipal Income Fund II
    Arizona Portfolio
    Florida Portfolio
    Massachusetts Portfolio
    Michigan Portfolio
    Minnesota Portfolio
    New Jersey Portfolio
    Ohio Portfolio
    Pennsylvania Portfolio
    Virginia Portfolio

MONEY MARKET
AFD Exchange Reserves

GROWTH
The Alliance Fund
Alliance Global Environment Fund
Alliance Growth Fund
Alliance Premier Growth Fund
Alliance/Regent Sector Opportunity Fund

GROWTH & INCOME
Alliance Balanced Shares
Alliance Conservative Investors Fund
Alliance Growth & Income Fund
Alliance Growth Investors Fund
Alliance Income Builder Fund
Alliance Real Estate Investment Fund
Alliance Strategic Balanced Fund
Alliance Utility Income Fund

AGGRESSIVE GROWTH
Alliance Global Small Cap Fund
Alliance Quasar Fund
Alliance Technology Fund

INTERNATIONAL
Alliance All-Asia Investment Fund
Alliance Greater China '97 Fund
Alliance International Fund
Alliance International Premier Growth Fund
Alliance New Europe Fund
Alliance Worldwide Privatization Fund

CLOSED-END FUNDS
Alliance All-Market Advantage Fund
ACM Government Income Fund
ACM Government Opportunity Fund
ACM Government Securities Fund
ACM Government Spectrum Fund
ACM Managed Dollar Income Fund
ACM Managed Income Fund
ACM Municipal Securities Income Fund
Alliance World Dollar Government Fund
Alliance World Dollar Government Fund II
The Austria Fund
The Korean Investment Fund
The Spain Fund
The Southern Africa Fund

CASH MANAGEMENT SERVICES
ACM Institutional Reserves
    Government Portfolio
    Prime Portfolio
    Tax-Free Portfolio
    Trust Portfolio
Alliance Capital Reserves
Alliance Government Reserves
Alliance Insured Account
Alliance Money Reserves
Alliance Municipal Trust
    California Portfolio
    Connecticut Portfolio
    Florida Portfolio
    General Portfolio
    Massachusetts Portfolio
    New Jersey Portfolio
    New York Portfolio
    Virginia Portfolio
Alliance Treasury Reserves
Alliance Money Market Fund
    Prime Portfolio
    Government Portfolio
    General Municipal Portfolio


20